Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Leases1 [Abstract]
Disclosure of maturity analysis of operating lease payments
The future minimum lease payments under non-cancellable operating leases that are not accounted for in the statement of financial position were as follows:

	December 31, 2018	December 31, 2017
Within one year	24,374	161,110
Between one and five years	—	446,051
Total	24,374	607,161